12. INCOME TAXES	12 Months Ended
Jan. 31, 2022
Notes
12. INCOME TAXES

12.INCOME TAXES

The income tax provision differs from income taxes, which would result from applying the expected tax rate to net loss before income taxes.  The following table reconciles the expected income tax expenses (recovery) at the Canadian statutory tax rate to the amounts recognized in the statements of operations and comprehensive income (loss) for the years ended January 31, 2022, 2021 and 2020:

	2022	2021	2020

Loss before income taxes	$(34,405,463)	$(643,227)	$(1,061,028)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(9,289,475)	(173,671)	(286,478)

Differences resulting from:
Option based payments	1,117,423	59,722	147,329
Other items	3,052	1,949	10,149
Increase/(decrease) in deferred tax assets not recognized	8,169,000	112,000	129,000

Provision for income tax expense	$-	$-	$-

The unrecognized deductible temporary differences are as follows:

	2022	2021	2020
Unrecognized deductible temporary differences-Canada

Non-capital loss carry forwards	$10,801,000	$10,369,000	$9,955,000
Mineral property interests and deferred exploration costs	34,926,000	5,089,000	5,089,000
Property and equipment	-	-	-

Total Unrecognized deductible temporary differences not recognized	$45,727,000	$15,459,000	$15,044,000

The Company has Canadian non-capital loss carry forwards which expire as follows:

2026	$605,469
2027	808,472
2028	942,980
2029	466,936
2030	957,373
2031	974,551
2032	876,759
2033	910,383
2034	908,862
2035	606,902
2036	488,504
2037	366,614
2038	336,016
2039	205,817
2040	522,300
2041	406,645
2042	416,062

Total	$10,800,645

Deferred tax assets have not been recognized in these financial statements because at this stage of the Company’s development, it is not determinable that future taxable profit will be available against which the Company can utilize such deferred tax assets.